Segment, Geographic and Other Information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment, Geographic and Other Information
4.	Segment, Geographic and Other Information

(1)	Segment determination and explanation of the measurements
The Company’s operating segments are its business components that generate discrete financial information that is reported to and regularly reviewed by chief operating decision makers of the Company including but not limited to the Chief Executive Officer, for the purpose of resource allocation and assessment of segment performance. The Company’s reportable segments are ‘Transmission and distribution’, ‘Electric power generation (Nuclear)’, ‘Electric power generation
(Non-nuclear)’,
‘Plant maintenance & engineering service’ and ‘Others’; others mainly represent the business unit that manages the Company’s foreign operations.
Segment operating profit (loss) is determined the same way that consolidated operating profit is determined under IFRS without any adjustment for corporate allocations. The accounting policies used by each segment are consistent with the accounting policies used in the preparation of the consolidated financial statements. Segment assets and liabilities are determined based on separate financial statements of the entities instead of on a consolidated basis. There are various transactions between the reportable segments, including sales of property, plant and equipment and so on, that are conducted on an arm’s-length
basis at market prices that would be applicable to an independent third party. For subsidiaries which are in a different segment from that of its immediate parent company, their carrying amount in separate financial statements is eliminated in the consolidating adjustments in the tables below. In addition, consolidation adjustments in the table below include adjustments of the amount of investment in associates and joint ventures from the cost basis amount reflected in segment assets to that determined using equity method in the consolidated financial statements.

(2)	Financial information of the segments for the years ended December 31, 2020, 2021 and 2022, respectively, are as follows:

		2020
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates, joint ventures and subsidiaries	Employee benefit expense	Loss on abandonment of property, plant and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	57,345,933	1,224,602	56,121,331	3,836,355	48,220	737,973	169,176	190,302	236,727	731,194		3,045,912
Electric power generation (Nuclear)		9,938,941	9,817,147	121,794	3,564,120	25,581	503,485	(4,905)	86,672	—	691,052		1,168,833
Electric power generation (Non-nuclear)		20,329,611	19,552,376	777,235	4,034,024	20,843	622,346	115,096	112,775	17,679	346,195		(172,884)
Plant maintenance & engineering service		2,703,472	2,283,333	420,139	119,056	11,789	1,250	1,740	101,255	—	230,264		197,553
Others		1,582,798	1,096,663	486,135	122,092	167,005	162,843	—	50,889	940	3,711		149,607
Consolidation adjustments		(33,974,121)	(33,974,121)	—	(127,628)	(30,852)	(32,472)	—	(49,605)	—	(169,651)		(291,187)

	￦	57,926,634	—	57,926,634	11,548,019	242,586	1,995,425	281,107	492,288	255,346	1,832,765		4,097,834

Finance income													1,510,249

Finance expense													(2,896,443)

Gain related to associates, joint ventures and subsidiaries													281,107

Loss before income tax												￦	2,992,747

		2021
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates, joint ventures and subsidiaries	Employee benefit expense	Loss on abandonment of property, plant and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	58,999,388	1,672,776	57,326,612	3,990,464	36,831	678,986	391,116	193,412	202,262	1,194,643		(7,244,319)
Electric power generation (Nuclear)		9,324,391	9,207,516	116,875	3,611,594	22,209	477,512	(18,146)	86,730	—	680,358		762,164
Electric power generation (Non-nuclear)		25,928,596	24,518,167	1,410,429	4,182,470	22,226	624,391	109,765	121,020	5,672	285,152		370,440
Plant maintenance & engineering service		2,805,785	2,370,900	434,885	121,493	9,515	933	11,849	94,269	—	213,500		245,360
Others		2,018,997	1,295,423	723,574	159,222	158,680	162,345	—	52,698	—	2,981		208,139
Consolidation adjustments		(39,064,782)	(39,064,782)	—	(122,751)	(27,587)	(29,710)	—	(36,187)	—	89,818		(64,775)

	￦	60,012,375	—	60,012,375	11,942,492	221,874	1,914,457	494,584	511,942	207,934	2,466,452		(5,722,991)

Finance income													1,402,614

Finance expense													(3,245,777)

Gain related to associates, joint ventures and subsidiaries													494,584

Profit before income tax												￦	(7,071,570)

		2022
Segment		Total segment revenue	Intersegment revenue	Revenue from external customers	Depreciation and amortization	Interest income	Interest expense	Profit (loss) related to associates, joint ventures and subsidiaries	Employee benefit expense	Loss on abandonment of property, plant and equipment	Increase in provisions, net		Operating profit (loss)
		In millions of won
Transmission and distribution	￦	68,239,707	1,922,354	66,317,353	4,130,004	67,076	1,420,802	980,146	180,114	157,784	611,534		(33,623,874)
Electric power generation (Nuclear)		10,386,091	10,254,271	131,820	4,034,774	45,789	557,218	(753)	82,466	—	624,221		761,109
Electric power generation (Non-nuclear)		41,944,339	39,252,851	2,691,488	4,091,081	53,242	694,559	329,112	140,067	—	619,947		289,001
Plant maintenance & engineering service		2,975,062	2,516,699	458,363	123,168	14,003	1,405	1,886	82,070	—	213,671		239,529
Others		2,750,231	1,803,231	947,000	211,719	195,966	195,860	—	53,017	3,125	9,463		333,547
Consolidation adjustments		(55,749,406)	(55,749,406)	—	(129,334)	(35,323)	(51,298)	—	(52,034)	—	68,143		(239,843)

	￦	70,546,024	—	70,546,024	12,461,412	340,753	2,818,546	1,310,391	485,700	160,909	2,146,979		(32,240,531)

Finance income													1,833,312

Finance expense													(4,746,791)

Gain related to associates, joint ventures and subsidiaries													1,310,391

Profit before income tax												￦	(33,843,619)

(3)	Information related to segment assets and segment liabilities as of and for the years ended December 31, 2021 and 2022 are as follows:

		2021
Segment		Segment assets	Investments in associates and joint ventures	Acquisition of non-current assets	Segment liabilities
		In millions of won

Transmission and distribution	￦	115,578,517	4,700,863	6,754,298	68,531,927
Electric power generation (Nuclear)		64,628,651	141,885	1,959,479	38,361,337
Electric power generation (Non-nuclear)		57,310,164	2,575,019	3,341,960	35,803,289
Plant maintenance & engineering service		3,672,366	53,617	110,330	1,086,926
Others		10,870,812	—	645,760	4,961,880

Segment totals		252,060,510	7,471,384	12,811,827	148,745,359

Consolidation adjustments:
Elimination of inter-segment amounts		(41,701,400)	—	(12,001)	(8,101,011)
Equity method adjustment		1,866,554	—	—	—
Deferred taxes		1,881	—	—	5,248,627
Others		(1,103,818)	—	—	(95,954)

		(40,936,783)	—	(12,001)	(2,948,338)

Consolidated totals	￦	211,123,727	7,471,384	12,799,826	145,797,021

		2022
Segment		Segment assets	Investments in associates and joint ventures	Acquisition of non-current assets	Segment liabilities
		In millions of won
Transmission and distribution	￦	131,023,727	5,678,141	6,055,179	108,963,058
Electric power generation (Nuclear)		69,129,625	143,304	2,008,409	42,843,974
Electric power generation (Non-nuclear)		69,468,039	3,113,918	3,547,815	40,428,907
Plant maintenance & engineering service		4,051,157	56,685	200,338	1,272,408
Others		12,895,981	—	839,885	5,796,718

Segment totals		286,568,529	8,992,048	12,651,626	199,305,065

Consolidation adjustments:
Elimination of inter-segment amounts		(43,801,723)	—	(38,633)	(9,304,648)
Equity method adjustment		2,859,623	—	—	—
Deferred taxes		(452)	—	—	2,801,832
Others		(10,820,983)	—	—	2,489

		(51,763,535)	—	(38,633)	(6,500,327)

Consolidated totals	￦	234,804,994	8,992,048	12,612,993	192,804,738

(4)	Geographic information
Electricity sales, the main operations of the Company, are conducted in the Republic of Korea. The following information on revenue from external customers and non-current
assets is determined by the location of the customers and of the assets:

		Revenue from external customers			Non-current assets (*2)
Geographical unit		2020	2021	2022	2020	2021	2022
		In millions of won
Domestic	￦	56,775,375	58,771,252	69,142,730	173,673,478	178,760,564	183,707,117
Overseas (*1)		1,151,259	1,241,123	1,403,294	2,831,925	3,572,784	4,724,416

	￦	57,926,634	60,012,375	70,546,024	176,505,403	182,333,348	188,431,533

(*1)
Middle East and other Asian countries make up the majority of overseas revenue and non-current
assets. Since the overseas revenue or
non-current
assets attributable to particular countries are not material, they are not disclosed individually.

(*2)	The amounts exclude financial assets and deferred tax assets.

(5)	Information on significant customers
There is no single customer which accounts for 10% or more of the Company’s revenue for the years ended December 31, 2020, 2021 and 2022.